Financial instruments (Schedule of fair value measurement) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 568.9	$ 541.8	$ 249.8
Short-term investments	0.0	40.0
Deferred Copper Mountain acquisition consideration	14.4	0.0
Wheaton refund liability	7.9	7.3
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	568.9	541.8
Short-term investments	0.0	40.0
Collateral deposits	0.0	0.6
Restricted cash	0.2	0.4
Trade and other receivables	347.6	185.5
Non-hedge derivative assets	0.6	14.3
Investments at fair value through profit or loss	130.9	12.1
Total financial assets	1,048.2	794.7
Trade and other payables	330.5	255.2
Deferred Copper Mountain acquisition consideration	17.5	0.0
Contingent Copper Mountain acquisition consideration	14.1	0.0
Agreements with communities	107.2	70.4
Wheaton refund liability	13.9	9.9
Senior unsecured notes	1,022.7	1,111.6
Senior secured revolving credit facilities	(2.3)	(3.6)
Non-hedge derivative liabilities	31.9	0.3
Total financial liabilities	1,535.5	1,443.8
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	568.9	541.8
Short-term investments	0.0	40.0
Collateral deposits	0.0	0.6
Restricted cash	0.2	0.4
Trade and other receivables	347.6	185.5
Non-hedge derivative assets	0.6	14.3
Investments at fair value through profit or loss	130.9	12.1
Total financial assets	1,048.2	794.7
Trade and other payables	330.5	255.2
Deferred Copper Mountain acquisition consideration	17.4	0.0
Contingent Copper Mountain acquisition consideration	13.9	0.0
Agreements with communities	105.9	68.4
Wheaton refund liability	7.9	7.3
Senior unsecured notes	1,010.9	1,111.1
Senior secured revolving credit facilities	(2.3)	(3.6)
Non-hedge derivative liabilities	31.9	0.3
Total financial liabilities	$ 1,516.1	$ 1,438.7